Earnings per Share (Schedule of Weighted-average Number of Ordinary Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Balance as at January 1	1,290,376	1,289,436	1,289,179
Shares issued during the year	204	532	182
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,290,580	1,289,968	1,289,361